Income Taxes - Schedule of Reconciliation of Income Tax Expense Recognized from Statutory to Effective ISR Rate (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of Income Tax Expense Recognized from Statutory to Effective ISR Rate [Abstract]
Profit before income tax		$ 1,721,785	$ 1,180,782	$ 1,416,587
Tax rate		30.00%	30.00%	30.00%
Income tax expense calculated at 30% statutory tax rate		$ 516,536	$ 354,235	$ 424,976
Inflation effects, net		50,857	59,295	(17,730)
Non-deductible expenses	[1]	49,174	56,414	65,978
Share-based payments		137		1,403
Participation in subsidiaries		(105)
Other items, net		44,382	(684)	(94,604)
Total income taxes		$ 660,981	$ 469,260	$ 380,023
Income tax rate		38.00%	40.00%	27.00%

[1]	Includes (i) certain payroll expenses which are partially deductible, such as grocery vouchers, help for transportation, life and major medical expenses insurance, among others; and (ii) certain cost of sales expenses as samples and obsolescence items.